Concentrations (Details) - Suppliers	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Concentrations (Details) [Line Items]
Number of customer			3	3
Concentrations risks, percentage				3.00%
Number of Suppliers			3
Revenues [Member]
Concentrations (Details) [Line Items]
Number of customer	2	3
Number of Suppliers	3	3
Revenues [Member] | Major Customer Two [Member]
Concentrations (Details) [Line Items]
Concentrations risks, percentage	18.20%	30.20%	23.00%
Revenues [Member] | Major Customer One [Member]
Concentrations (Details) [Line Items]
Concentrations risks, percentage	81.30%	37.50%	42.00%
Revenues [Member] | Major Customer Three [Member]
Concentrations (Details) [Line Items]
Concentrations risks, percentage		28.00%	22.00%
Revenues [Member] | Major customer [Member]
Concentrations (Details) [Line Items]
Concentrations risks, percentage			87.00%
Accounts Receivable [Member]
Concentrations (Details) [Line Items]
Number of customer	2
Accounts Receivable [Member] | Major Customer Two [Member]
Concentrations (Details) [Line Items]
Concentrations risks, percentage	7.40%
Accounts Receivable [Member] | Major Customer One [Member]
Concentrations (Details) [Line Items]
Concentrations risks, percentage	91.90%
Accounts Receivable [Member] | Major customer [Member]
Concentrations (Details) [Line Items]
Concentrations risks, percentage		4.80%
Major Customer Two [Member] | Revenues [Member]
Concentrations (Details) [Line Items]
Concentrations risks, percentage				16.00%
Major Supplier Two [Member] | Revenues [Member]
Concentrations (Details) [Line Items]
Concentrations risks, percentage	26.80%		18.00%	12.00%
Major Supplier One [Member] | Revenues [Member]
Concentrations (Details) [Line Items]
Concentrations risks, percentage	52.60%	66.60%	26.00%	23.00%
Major Customer Three [Member] | Revenues [Member]
Concentrations (Details) [Line Items]
Concentrations risks, percentage				13.00%
Major Supplier Three [Member] | Revenues [Member]
Concentrations (Details) [Line Items]
Concentrations risks, percentage	15.70%		16.00%	10.00%
Major Customer One [Member] | Revenues [Member]
Concentrations (Details) [Line Items]
Concentrations risks, percentage				35.00%